Investment in securities - Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	$ 2,419,357	$ 120,614
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(48,409)	(279)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	137,994	35,574
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(4,588)	(761)
Available-for-sale securities with unrealized losses, Total fair value	2,557,351	156,188
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(52,997)	(1,040)
Held-to-maturity securities with unrealized losses, Less than 12 months, Fair Value	1,568,315	36,079
Held-to-maturity securities with unrealized losses, Less than 12 months, Gross unrealized losses	(33,554)	(141)
Held-to-maturity securities with unrealized losses, 12 months or more, Fair value	29,713	0
Held-to-maturity securities with unrealized losses, 12 months or more, Gross unrealized losses	(1,175)	0
Held-to-maturity securities with unrealized losses, Total fair value	1,598,028	36,079
Held-to-maturity securities with unrealized losses, Total gross unrealized losses	(34,729)	(141)
US government and federal agencies
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	2,144,105	120,599
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(47,214)	(279)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	102,428	236
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(4,071)	(27)
Available-for-sale securities with unrealized losses, Total fair value	2,246,533	120,835
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(51,285)	(306)
Non-US governments debt securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	267,201	15
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(1,125)	0
Available-for-sale securities with unrealized losses,12 months or more, Fair value	22,392	22,393
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(401)	(389)
Available-for-sale securities with unrealized losses, Total fair value	289,593	22,408
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(1,526)	(389)
Asset-backed securities - Student loans
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	0
Available-for-sale securities with unrealized losses,12 months or more, Fair value	13,174	12,945
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(116)	(345)
Available-for-sale securities with unrealized losses, Total fair value	13,174	12,945
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(116)	$ (345)
Residential mortgage-backed securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	8,051
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(70)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	0
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	0
Available-for-sale securities with unrealized losses, Total fair value	8,051
Available-for-sale securities with unrealized losses, Total gross unrealized losses	$ (70)